Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net sales	$ 23,198	$ 16,995	$ 14,317
France
Disaggregation of Revenue [Line Items]
Net sales	211	457	1,614
Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	6,566	3,798	2,892
North America
Disaggregation of Revenue [Line Items]
Net sales	13,609	10,631	8,217
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	2,745	2,062	1,526
Latin America
Disaggregation of Revenue [Line Items]
Net sales	67	47	68
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Net sales	18,336	14,850	11,289
Secure Microcontrollers | France
Disaggregation of Revenue [Line Items]
Net sales	147	37	64
Secure Microcontrollers | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	2,775	2,944	1,861
Secure Microcontrollers | North America
Disaggregation of Revenue [Line Items]
Net sales	13,408	10,234	7,922
Secure Microcontrollers | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	1,939	1,588	1,421
Secure Microcontrollers | Latin America
Disaggregation of Revenue [Line Items]
Net sales	67	47	21
All Others
Disaggregation of Revenue [Line Items]
Net sales	4,862	2,145	3,028
All Others | France
Disaggregation of Revenue [Line Items]
Net sales	64	175	466
All Others | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	3,791	1,099	2,116
All Others | North America
Disaggregation of Revenue [Line Items]
Net sales	201	397	294
All Others | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	806	474	105
All Others | Latin America
Disaggregation of Revenue [Line Items]
Net sales			$ 47